Schedule I - Condensed Financial Information of the Registrant - Balance Sheets - Additional Information - PPD, Inc (Parent Company Only) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value per share (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,080,000,000	2,080,000,000
Common stock, shares, issued (in shares)	280,127,000	279,545,000
Common stock, shares, outstanding (in shares)	279,426,000	279,030,000
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value per share (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,080,000	2,080,000
Common stock, shares, issued (in shares)	280,127	279,545
Common stock, shares, outstanding (in shares)	279,426	279,030